UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangement [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2018, 2017 and 2016 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2018	2017	2016
Exercise price	US$	22.50	22.92	19.51
Average term to exercise	In years	7.50	7.50	7.50
Unit price volatility	%	23%	25%	30%
Liquidity discount	%	25%	25%	25%
Weighted average of expected annual dividend yield	%	6.50%	6.50%	6.50%
Risk-free rate	%	2.82%	2.37%	1.57%
Weighted average fair value per option	US$	0.74	1.60	1.45

Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	13,801,795	$20.54	16,338,511	$20.49	17,349,629	$20.53
Granted	800,000	22.50	93,750	22.92	3,020,931	19.51
Exercised	(36,806)	17.71	(1,194,569)	18.97	(1,180,060)	17.98
Expired/forfeited	(291,625)	22.18	(1,435,897)	21.51	(2,851,989)	19.69
Reclassified(1)	(437,151)	22.48	—	—	—	—
Outstanding, end of year	13,836,213	$20.56	13,801,795	$20.54	16,338,511	$20.49
Exercisable, end of year	9,628,246	$20.26	7,352,112	$20.22	5,501,679	$19.90

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2018, 2017 and 2016 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	226,800	13.07	226,800	13.07	254,600	13.07
2021	246,400	17.44	246,400	17.44	316,100	17.44
2022	508,300	18.07	517,300	18.07	724,700	18.03
2023	656,220	16.80	675,420	16.80	948,980	16.80
2024	7,878,998	20.59	7,946,313	20.59	9,071,225	20.59
2025	1,376,295	25.18	1,730,210	25.18	2,153,923	25.18
2026	2,049,450	19.51	2,365,602	19.51	2,868,983	19.51
2027	93,750	22.92	93,750	22.92	—	—
2028	800,000	22.50	—	—	—	—
Total	13,836,213	$20.56	13,801,795	$20.54	16,338,511	$20.49
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	7,144,871	$20.30	7,377,042	$20.28	$6,904,986	$20.37
Granted	—	—	—	—	846,912	19.51
Exercised	(3,770)	19.51	(213,106)	19.12	(148,076)	18.55
Expired/forfeited	(246,836)	21.87	(19,065)	24.42	(226,780)	21.32
Reclassified(1)	437,151	22.48	—	—	—	—
Outstanding, end of year	7,331,416	$20.38	7,144,871	$20.30	7,377,042	$20.28
Exercisable, end of year	5,627,610	$20.17	3,973,290	$19.93	2,772,207	$19.75

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2018, 2017 and 2016 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	69,000	13.07	69,000	13.07	78,000	13.07
2021	172,800	17.44	172,800	17.44	186,800	17.44
2022	515,800	18.09	515,800	18.09	545,800	18.08
2023	519,000	16.80	519,000	16.80	549,000	16.80
2024	4,278,663	20.59	4,330,286	20.59	4,459,230	20.59
2025	831,834	25.18	695,376	25.18	711,300	25.18
2026	944,319	19.51	842,609	19.51	846,912	19.51
Total	7,331,416	$20.38	7,144,871	$20.30	7,377,042	$20.28